United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX
R6	FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	49.0%
Mortgage-Backed Securities[3]	18.3%
U.S. Treasury and Agency Securities	15.7%
Commercial Mortgage-Backed Securities	4.0%
Trade Finance Agreements	4.0%
Collateralized Mortgage Obligations	3.3%
Asset-Backed Securities	1.0%
Foreign Government Securities	0.9%
Floating Rate Loans	0.8%
Municipal Securities	0.3%
Agency Risk Transfer Security[4]	0.0%
Other Security Types[4,5]	0.0%
Derivative Contracts[6]	(0.1)%
Securities Lending Collateral[7]	1.2%
Cash Equivalents[8]	5.9%
Other Assets and Liabilities—Net[9]	(4.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of common stocks, preferred stocks, purchased call swaptions and exchange-traded funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITY—0.0%
		Non-Agency Mortgage—0.0%
$3,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.385%, 2/25/2024 (IDENTIFIED COST $2,996,250)	$3,035,053
		CORPORATE BONDS—38.5%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,712,854
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,757,873
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	556,059
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,152,883
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,119,751
300,000		Praxair, Inc., 3.25%, 9/15/2015	302,527
3,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	3,876,711
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,883,508
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,753,680
		TOTAL	24,115,846
		Basic Industry - Metals & Mining—2.0%
650,000		Alcan, Inc., 5.00%, 6/1/2015	650,000
500,000		Alcoa, Inc., 5.87%, 2/23/2022	558,750
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,493,789
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,228,025
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	964,339
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,689,925
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,588,598
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,266,691
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,307,037
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,661,258
4,400,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	4,598,000
3,300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	3,485,625
3,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	3,332,500
4,515,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	4,571,438
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,507,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	$1,555,046
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,463,920
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,872,400
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,969,375
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,630,339
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,301,269
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,311,570
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,715,233
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,825,270
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,322,528
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,188,912
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,522,228
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	15,661,876
		TOTAL	134,243,508
		Basic Industry - Paper—0.3%
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,466,685
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,507,582
114,000		Westvaco Corp., 7.65%, 3/15/2027	125,344
1,050,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,114,338
8,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.625%, 9/15/2023	8,670,104
		TOTAL	18,884,053
		Capital Goods - Aerospace & Defense—0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	605,390
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,726,775
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,679,375
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,912,423
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,612,975
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,833,250
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,169,821
		TOTAL	19,540,009
		Capital Goods - Building Materials—0.4%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	510,750
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,652,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,425,065
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	7,339,788
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$3,112,977
		TOTAL	29,040,580
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	8,040,644
5,635,000		Caterpillar Financial Services Corp., Sr. Unsecd. Note, Series MTN, 1.00%, 11/25/2016	5,657,551
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	79,123
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	503,901
		TOTAL	14,281,219
		Capital Goods - Diversified Manufacturing—0.6%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,176,057
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,249,614
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,264,879
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	439,314
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,718,400
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,225,187
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,663,479
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,942,541
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,399,912
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	10,159,924
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,651,623
		TOTAL	39,890,930
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,651,890
		Communications - Cable & Satellite—0.7%
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,359,882
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,740,213
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,965,438
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,577,739
3,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	3,145,398
3,200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	3,129,834
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,059,515
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,642,552
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,989,285
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,760,341
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	$7,227,591
		TOTAL	48,597,788
		Communications - Media & Entertainment—1.9%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,985,720
230,000		21st Century Fox America, Inc., 8.00%, 10/17/2016	251,802
600,000		21st Century Fox America, Inc., Sr. Note, Series C, 6.90%, 8/15/2039	784,721
7,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	7,069,951
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,028,244
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,710,590
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,114,637
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,435,863
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,209,340
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,350,391
3,355,000	[1,2]	McGraw Hill Financial, Inc, Unsecd. Note, Series 144A, 4.00%, 6/15/2025	3,394,911
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,358,380
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,444,625
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,170,382
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,343,282
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,483,306
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,669,775
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,859,249
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,672,051
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,634,894
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.50%, 3/1/2021	4,292,256
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	10,208,453
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,849,136
		TOTAL	125,321,959
		Communications - Telecom Wireless—0.7%
16,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	16,915,080
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,308,013
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,759,368
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,347,053
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,672,566
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,310,412
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$8,719,923
		TOTAL	49,032,415
		Communications - Telecom Wirelines—1.3%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,772,858
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,912,658
3,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	3,138,871
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	5,708,106
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,394,250
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	15,726,750
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,197,500
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,936,066
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,662,581
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,397,500
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,550,268
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,554,197
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,694,135
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	10,920,924
		TOTAL	86,566,664
		Consumer Cyclical - Automotive—1.5%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,903,687
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,073,135
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,655,306
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,132,840
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,259,493
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,852,225
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,338,580
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,531,740
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	5,758,700
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,229,985
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,057,420
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,021,739
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,433,514
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	$5,167,055
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,270,316
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,509,223
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,033,469
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,433,389
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,319,168
		TOTAL	96,980,984
		Consumer Cyclical - Leisure—0.4%
15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	16,204,120
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,371,312
		TOTAL	29,575,432
		Consumer Cyclical - Lodging—0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,639,875
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,797,068
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,433
		TOTAL	8,444,376
		Consumer Cyclical - Retailers—0.9%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,282,930
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,878,475
8,900,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	9,158,002
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,881,952
500,000		CVS Health Corp., 4.75%, 5/18/2020	561,183
488,778	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	540,100
2,560,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,689,042
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,638,360
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,813,393
2,950,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	2,956,106
10,400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.30%, 4/22/2024	10,721,485
		TOTAL	56,121,028
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,693,019
3,050,000		Expedia, Inc., 4.50%, 8/15/2024	3,120,385
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,903,266
		TOTAL	8,716,670
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—1.1%
$250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	$278,492
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	407,800
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,102,500
4,480,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	5,004,935
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,318,542
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,666,271
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,021,432
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,322,170
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	5,948,031
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	205,091
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	266,017
15,160,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	15,428,423
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	253,168
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	1,530,592
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,575,370
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,437,361
		TOTAL	71,766,195
		Consumer Non-Cyclical - Health Care—0.3%
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,492,792
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,253,992
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,727,484
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,618,264
1,000,000		Covidien International Finance SA, 2.80%, 6/15/2015	1,000,822
2,360,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	2,390,008
4,100,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,045,195
		TOTAL	19,528,557
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
5,500,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	5,502,299
1,925,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,940,273
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,763,513
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,892,946
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,759,583
12,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	12,499,128
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	10,041,678
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	$2,246,944
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,319,306
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	562,571
		TOTAL	47,528,241
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	840,294
3,000,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	3,057,279
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,338,636
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	2,041,165
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	502,680
		TOTAL	10,780,054
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,918,051
		Consumer Non-Cyclical - Tobacco—0.2%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,466,575
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	9,020,238
		TOTAL	11,486,813
		Energy - Independent—0.8%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	10,058,630
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	10,063,510
7,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	7,672,980
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,691,356
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,929,440
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,547,000
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,637,658
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	888,935
		TOTAL	52,489,509
		Energy - Integrated—1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,435,595
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,441,088
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,203,269
100,000		BP PLC, Deb., 8.75%, 3/1/2032	143,685
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,019,567
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,485,979
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,362,708
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	$5,615,313
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,095,445
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,608,798
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,169,244
12,800,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	11,456,000
7,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	7,149,816
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	990,639
		TOTAL	75,177,146
		Energy - Midstream—0.8%
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	15,766,785
5,275,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	5,366,258
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,242,084
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,601,849
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	439,782
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,686,287
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,213,031
500,000		Sunoco, Inc., 5.75%, 1/15/2017	528,508
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,664,649
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,649,125
2,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	2,659,886
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,406,115
		TOTAL	55,224,359
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,680,845
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,185,912
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,757,632
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,131,983
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,952,385
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	256,361
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,107,036
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	6,034,023
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	$2,631,528
		TOTAL	29,737,705
		Energy - Refining—0.2%
2,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	2,323,334
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,571,725
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,063,475
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,978,908
		TOTAL	15,937,442
		Financial Institution - Banking—6.6%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	550,575
9,995,000		American Express Co., 2.65%, 12/2/2022	9,779,488
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,010,514
580,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 9/15/2015	583,602
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	8,855,686
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,236,071
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,194,830
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,261,629
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,999,640
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,524,111
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,126,171
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,573,565
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	553,041
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,467,957
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,855,710
11,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	12,020,749
500,000		Barclays Bank PLC, Series BKNT, 5.125%, 1/8/2020	567,803
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,542,791
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,649,319
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,210,198
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,821,459
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,090,348
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,884,731
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,885,530
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	$1,289,772
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,952,280
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,083,222
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,265,792
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	323,400
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,465,966
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,546,050
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,048,876
1,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,929,532
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,261,589
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	557,472
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	514,582
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,544,720
3,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	3,053,508
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,579,241
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	564,355
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,219,691
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,070,442
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,487,736
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	532,503
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,502,005
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,300,161
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,101,704
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,764,366
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,498,079
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,537,880
3,000,000		JPMorgan Chase & Co., Series MTN, 1.962%, 2/25/2021	2,991,900
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,081,419
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,926,990
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,970,280
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,155,203
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,370,298
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,035,675
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$2,272,400
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	551,015
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,072,888
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,011,792
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,706,043
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	572,882
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.975%, 5/17/2023	2,000,000
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,045,408
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,392,000
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,471,202
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,617,679
3,400,000		National City Bank, Series BKNT, 5.25%, 12/15/2016	3,607,652
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,216,938
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,357,412
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.921%, 3/29/2049	458,750
495,974	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	263,358
5,000,000		Royal Bank of Canada, Montreal, 1.20%, 9/19/2017	5,005,375
3,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,939,230
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	771,899
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,773,307
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	579,329
3,000,000	[1,2]	Toronto Dominion Bank, Series 144A, 2.20%, 7/29/2015	3,008,370
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,063,843
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	545,961
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,769,721
17,000,000		Wells Fargo & Co., 2.125%, 4/22/2019	17,145,146
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,354,196
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,070,248
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,240,281
		TOTAL	438,656,532
		Financial Institution - Broker/Asset Mgr/Exchange—1.5%
8,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	9,108,029
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,465,398
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$2,208,476
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	612,750
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,599,062
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,764,096
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,764,331
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,185,669
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,172,084
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,426,642
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,622,764
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,861,822
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,526,277
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,308,908
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,600,606
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,434,904
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,268,421
		TOTAL	101,930,239
		Financial Institution - Finance Companies—1.2%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,606,588
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,511,897
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,439,898
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,058,419
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,817,608
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	672,504
10,000,000		General Electric Capital Corp., Series GMTN, 3.45%, 5/15/2024	10,480,580
1,750,000		General Electric Capital Corp., Series GMTN, 5.625%, 9/15/2017	1,922,730
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	397,748
770,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.10%, 1/9/2023	789,264
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	575,875
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,471,578
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	9,893,286
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,121,438
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	207,674
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	$2,186,303
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,635,750
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,029,777
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,433,241
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,050,820
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,547,247
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	988,815
		TOTAL	80,839,040
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,384,775
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,203,434
		TOTAL	7,588,209
		Financial Institution - Insurance - Life—2.1%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	752,988
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,013,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,477,420
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	998,556
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,205,565
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,749,276
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,481,907
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,104,597
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,245,360
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	513,105
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,346,443
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,183,323
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,042,203
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	25,431,373
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,565,944
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,646,500
8,000,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	8,239,816
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	337,630
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	$579,932
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,320,504
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,766,782
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,871,680
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,222,160
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,336,326
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	515,692
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	273,170
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,471,213
		TOTAL	135,692,465
		Financial Institution - Insurance - P&C—1.0%
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	528,393
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,803,012
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,183,146
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	5,977,097
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,265,734
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,783,734
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,500,226
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,277,366
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	860,073
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,980,665
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,841,542
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,241,660
75,000		Loews Corp., 5.25%, 3/15/2016	77,718
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,216,397
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,454,202
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,049,600
		TOTAL	67,040,565
		Financial Institution - REIT - Apartment—0.4%
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,230,361
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	$3,864,566
2,100,000	UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,270,119
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,065,775
	TOTAL	26,430,821
	Financial Institution - REIT - Healthcare—0.3%
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,629,976
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,926,464
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,205,139
4,100,000	Healthcare Trust of America, 3.70%, 4/15/2023	4,074,149
	TOTAL	16,835,728
	Financial Institution - REIT - Office—0.3%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,045,816
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,198,999
4,410,000	Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,584,614
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,193,772
5,250,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,012,232
300,000	HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	319,512
	TOTAL	21,354,945
	Financial Institution - REIT - Other—0.4%
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,189,525
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,150,940
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,234,236
2,309,000	ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,723,821
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,268,850
	TOTAL	27,567,372
	Financial Institution - REIT - Retail—0.3%
870,000	Equity One, Inc., Bond, 6.00%, 9/15/2017	948,648
7,000,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,027,468
2,000,000	Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,307,136
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,661,419
4,140,000	Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,781,733
	TOTAL	17,726,404
	Financial Institution - REIT—0.1%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,706,524
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Municipal Services—0.0%
$790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	$885,053
1,525,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,682,395
		TOTAL	2,567,448
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,800,830
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,193,292
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,058,182
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,230,194
		TOTAL	14,282,498
		Technology—2.3%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,630,777
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,973,062
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,893,692
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,791,190
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	9,927,927
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,051,975
250,000		Corning, Inc., 4.25%, 8/15/2020	274,068
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,694,041
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,573,751
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	16,943,039
10,400,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	10,541,284
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,331,378
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,884,585
400,000		IBM Corp., 1.875%, 5/15/2019	403,720
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,623,787
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,153,028
11,630,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	11,521,690
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,278,759
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,841,188
10,000,000		Oracle Corp., 5.00%, 7/8/2019	11,217,980
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,026,255
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,030,769
10,000,000		Oracle Corp., Sr. Unsecd. Note, 2.25%, 10/8/2019	10,142,830
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	$560,520
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,022,430
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,809,064
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,092,952
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,004,184
		TOTAL	150,239,925
		Transportation - Airlines—0.2%
223,086		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	242,048
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	11,357,932
		TOTAL	11,599,980
		Transportation - Railroads—0.7%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,932,428
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,789,481
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,242,022
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,814,792
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,490,041
5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,755,823
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	8,079,672
2,000,000		Union Pacific Corp., 5.65%, 5/1/2017	2,171,302
3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	3,905,765
5,000,000		Union Pacific Corp., Sr. Unsecd. Note, 3.25%, 1/15/2025	5,141,425
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,316,848
		TOTAL	45,639,599
		Transportation - Services—0.5%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,572,180
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,038,737
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,847,219
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,112,949
5,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	5,689,585
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,156,285
		TOTAL	31,416,955
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—1.7%
$2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	$2,111,776
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,807,214
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	978,272
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,638,490
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,194,770
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	434,564
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,671,788
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	534,660
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,649,450
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,800,747
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	271,475
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	601,662
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	150,215
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,815,238
1,020,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,055,778
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	3,009,794
747,106	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	781,755
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,689,483
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,604,526
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,173,494
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,088,395
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,650,086
3,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	3,361,053
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,058,520
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	944,297
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	340,754
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,452,184
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,574,320
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,675,584
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,404,705
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	$457,633
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	564,126
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	582,094
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,911,205
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,679,265
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,354,530
		TOTAL	114,073,902
		Utility - Natural Gas—0.7%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	679,440
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,580,726
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,166,503
4,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	4,059,068
2,400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	2,481,636
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,987,004
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,847,832
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,187,519
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,429,839
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,436,945
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,830,889
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,389,948
		TOTAL	46,077,349
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,404,655,360)	2,550,845,923
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
3,000,000		Federal National Mortgage Association, 4.065%, 2/15/2018	3,250,986
10,515		FNMA ARM 681769, 2.153%, 1/01/2033	11,099
		TOTAL	3,262,085
		Government National Mortgage Association—0.0%
2,126		GNMA2 ARM 80201, 30 Year, 2.00%, 5/20/2028	2,213
839		GNMA2 ARM 8717, 1.625%, 10/20/2025	861
		TOTAL	3,074
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,076,669)	3,265,159
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
$2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	$2,012,818
		Financial Institution - Finance Companies—0.0%
140,020		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	107,731
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.286%, 6/17/2030	6,073,125
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,140,137)	8,193,674
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.2%
		Agency Commercial Mortgage-Backed Security—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.618%, 11/25/2045	8,400,741
		Commercial Mortgage—3.1%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.811%, 2/10/2051	8,313,796
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,168,023
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	8,064,474
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	12,213,083
4,070,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,556,659
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.968%, 6/10/2046	7,597,418
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,474,689
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,753,958
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,611,567
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,934,200
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	8,099,665
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 9/10/2047	8,664,454
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,871,691
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,569,956
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	7,431,288
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.083%, 12/12/2049	18,334,117
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,195,645
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,348,266
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	$15,319,475
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,850,138
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,878,270
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,930,405
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,529,765
		TOTAL	206,711,002
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $203,737,442)	215,111,743
		GOVERNMENT AGENCIES—0.2%
250,000		Federal Farm Credit System, Bond, 0.60%, 11/21/2016	249,952
100,000		Federal Farm Credit System, Bond, 0.98%, 8/15/2017	99,979
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,105,831
5,000,000		Federal Home Loan Bank System, Bond, 3.50%, 12/9/2016	5,222,190
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,578,720
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	504,022
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,415,084)	9,760,694
		U.S. TREASURY—15.5%
		U.S. Treasury Bonds—5.0%
67,550,000		United States Treasury Bond, 2.50%, 2/15/2045	62,124,891
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	116,162,944
55,000,000		United States Treasury Bond, 3.00%, 11/15/2044	56,108,591
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,039,313
52,000,000		United States Treasury Bond, 3.125%, 8/15/2044	54,325,372
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,786,328
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,496,287
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	9,956,821
15,000,000	[5]	United States Treasury Bond, 5.25%, 11/15/2028	20,012,822
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,503,000
		TOTAL	330,516,369
		U.S. Treasury Notes—10.5%
41,721,200		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	41,661,226
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$60,705,600		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	$62,459,895
31,700,785	[6]	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	32,170,600
46,344,540		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	47,034,276
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	217,401
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	229,973
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	113,571
200,000,000		United States Treasury Note, 1.00%, 3/15/2018	200,562,340
2,000,000		United States Treasury Note, 1.125%, 4/30/2020	1,965,937
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	2,008,313
40,000,000		United States Treasury Note, 1.375%, 2/29/2020	39,860,624
500,000		United States Treasury Note, 1.50%, 1/31/2022	489,144
2,000,000		United States Treasury Note, 1.50%, 3/31/2019	2,020,453
33,000,000		United States Treasury Note, 1.625%, 12/31/2019	33,292,618
3,000,000	[5]	United States Treasury Note, 1.625%, 8/15/2022	2,946,400
66,600,000		United States Treasury Note, 1.75%, 3/31/2022	66,123,377
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,117,440
66,200,000	[5]	United States Treasury Note, 2.00%, 2/15/2025	65,437,707
5,000,000		United States Treasury Note, 2.125%, 6/30/2021	5,107,549
30,000,000		United States Treasury Note, 2.125%, 9/30/2021	30,595,962
52,390,000		United States Treasury Note, 2.375%, 8/15/2024	53,592,172
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,861,820
		TOTAL	699,868,798
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,018,068,368)	1,030,385,167
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
17,478		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	19,740
10,838		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	12,363
29,563		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	30,758
7,647		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	7,955
26,622		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	30,427
186,937		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	204,420
251,160		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	271,853
947		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	969
		TOTAL	578,485
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—0.0%
$12,246	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	$14,583
40,920	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	45,011
28,377	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	29,588
68,237	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	77,332
67,495	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	70,519
51,374	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	58,478
	TOTAL	295,511
	Government National Mortgage Association—0.1%
7,849	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	9,127
5,072	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,907
4,848	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,673
10,974	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	12,739
13,207	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	14,734
14,070	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	16,340
322	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	360
4,974	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	5,853
1,030	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,200
13,722	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	16,040
8,618	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	10,048
8,942	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	10,433
71,101	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	80,121
52,641	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	59,318
16,279	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	18,350
78,582	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	88,583
92,456	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	104,248
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$47,107	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	$53,605
116,744	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	130,824
48,721	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	54,603
43,439	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	49,026
115,600	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	129,746
21,124	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	24,287
11,396	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	13,393
10,647	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	12,602
523	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	614
470	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	559
2,410	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,870
120	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	145
98,178	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	114,350
2,739	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	3,215
1,938	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,238
20,915	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	25,222
62,561	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	74,035
530	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	623
105,646	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	116,036
77,065	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	86,886
1,237,851	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,426,344
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$183,795	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	$201,767
343,632	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	379,291
34,330	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	39,140
32,812	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	38,172
36,379	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	41,759
	TOTAL	3,480,426
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,872,374)	4,354,422
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	11,826,893
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	9,788,400
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,045,757)	21,615,293
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
	Commercial Mortgage—0.1%
5,500,000	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,628,270
426,766	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.523%, 8/15/2039	430,118
	TOTAL	6,058,388
	Federal Home Loan Mortgage Corporation—0.1%
2,000,000	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,237,999
462,865	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	487,128
349,616	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	385,635
1,824,229	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,033,819
	TOTAL	5,144,581
	Federal National Mortgage Association—0.0%
2,964	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	3,149
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,381		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	$1,505
213,316		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	221,648
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,393,439
		TOTAL	2,619,741
		Government National Mortgage Association—0.1%
117,624		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	120,918
3,800,000		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,253,414
812,414		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	875,251
18,590		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	18,818
		TOTAL	5,268,401
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,099,993)	19,091,111
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
22,100,000		United Mexican States, 4.75%, 3/8/2044 (IDENTIFIED COST $23,044,762)	22,271,275
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Companies—0.0%
13	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $3,956)	13,195
		INVESTMENT COMPANIES—40.8%[7]
4,059,512		Emerging Markets Fixed Income Core Fund	145,115,765
5,456,758		Federated Bank Loan Core Fund	55,440,661
154,733,361		Federated Mortgage Core Portfolio	1,544,238,945
57,010,855	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	57,010,855
31,710,860		Federated Project and Trade Finance Core Fund	297,130,760
94,073,985		High Yield Bond Portfolio	605,836,465
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,618,535,064)	2,704,773,451
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Repurchase Agreement—1.2%
$76,969,000	Interest in $820,000,000 joint repurchase agreement 0.10%, dated 6/1/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 5/29/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970 (purchased with proceeds from securities lending collateral). (AT COST)	$76,969,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $6,409,660,216)[9]	6,669,685,160
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[10]	(38,004,395)
	TOTAL NET ASSETS—100%	$6,631,680,765
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	4,523	$989,900,958	September 2015	$1,472,213
11U.S. Treasury Ultra Bond Long Futures	286	$45,840,438	September 2015	$459,680
11U.S. Treasury Note 5-Year Short Futures	3,880	$464,539,064	September 2015	$(2,524,980)
11U.S. Treasury Note 10-Year Short Futures	5,808	$741,609,000	September 2015	$(4,387,596)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,980,683)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/10/2015	JPMorgan Chase	9,329,693 CAD	$7,697,500	$(199,950)
7/10/2015	JPMorgan Chase	27,862,025 CAD	$23,092,500	$(701,952)
7/10/2015	Bank of America, N.A.	28,025,000 EUR	3,791,914,218 JPY	$227,999
7/10/2015	Barclays Bank PLC	27,770,000 EUR	$31,179,323	$(664,050)
7/10/2015	Barclays Bank PLC	28,570,000 EUR	$31,846,693	$(452,334)
7/10/2015	Barclays Bank PLC	20,335,000 GBP	$30,635,288	$436,083
7/10/2015	JPMorgan Chase	5,153,425 NZD	$3,818,499	$(174,991)
7/10/2015	JPMorgan Chase	5,153,425 NZD	$3,818,499	$(174,991)
7/10/2015	State Street	5,153,425 NZD	$3,784,211	$(140,703)
7/10/2015	JPMorgan Chase	10,593,151 NZD	$7,764,672	$(275,239)
7/10/2015	State Street	15,746,575 NZD	$11,562,868	$(429,926)
7/10/2015	JPMorgan Chase	20,800,000 NZD	$15,315,040	$(609,290)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
7/10/2015	State Street	20,800,000 NZD	$15,286,544	$(580,794)
7/10/2015	JPMorgan Chase	40,800,000 NZD	$30,499,632	$(1,653,738)
Contracts Sold:
7/10/2015	JPMorgan Chase	36,888,575 CAD	$30,790,000	$1,145,513
7/10/2015	State Street	14,200,000 EUR	1,921,629,200 JPY	$(113,087)
7/10/2015	Bank of America, N.A.	28,025,000 EUR	3,758,012,375 JPY	$(501,289)
7/10/2015	Barclays Bank PLC	27,770,000 EUR	$31,200,706	$685,433
7/10/2015	Barclays Bank PLC	28,570,000 EUR	$31,471,284	$76,925
7/10/2015	Barclays Bank PLC	20,335,000 GBP	$30,286,136	$(785,235)
7/10/2015	JPMorgan Chase	20,800,000 NZD	$15,549,872	$844,122
7/10/2015	State Street	20,800,000 NZD	$15,278,640	$572,890
7/10/2015	State Street	20,900,000 NZD	$15,695,482	$919,032
7/10/2015	JPMorgan Chase	20,900,000 NZD	$15,562,224	$785,773
7/10/2015	JPMorgan Chase	40,800,000 NZD	$31,283,808	$2,437,915
7/10/2015	BNP Paribas SA	197,137,038 ZAR	$16,250,000	$121,138
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$795,254
At May 31, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Barclays Capital	Citigroup, Inc.	Net Unrealized Depreciation
Reference Entity	CDX Index EM Series 23	Series 24 Investment Grade CDX Index
Buy/Sell	Buy	Sell
Pay/Receive Fixed Rate	1.00%	0.344%
Expiration Date	6/20/2020	6/20/2020
Implied Credit Spread at 5/31/2015[12]	1.90%	0.64%
Notional Amount	$38,000,000	$160,000,000
Market Value	$3,286,916	$2,786,256
Upfront Premiums Paid/(Received)	$3,268,000	$2,922,126
Net Unrealized Appreciation/(Depreciation)	$18,916	$(135,870)	$(116,954)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $474,063,269, which represented 7.1% of total net assets.
Semi-Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $460,428,599, which represented 6.9% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $6,409,721,258.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Security	$—	$3,035,053	$—	$3,035,053
Corporate Bonds	—	2,550,582,565	263,358	2,550,845,923
Adjustable Rate Mortgages	—	3,265,159	—	3,265,159
Asset-Backed Securities	—	8,193,674	—	8,193,674
Commercial Mortgage-Backed Securities	—	215,111,743	—	215,111,743
Government Agencies	—	9,760,694	—	9,760,694
U.S. Treasury	—	1,030,385,167	—	1,030,385,167
Mortgage-Backed Securities	—	4,354,422	—	4,354,422
Municipal Bonds	—	21,615,293	—	21,615,293
Collateralized Mortgage Obligations	—	19,091,111	—	19,091,111
Foreign Government/Agency	—	22,271,275	—	22,271,275
Equity Securities:
Preferred Stock
Domestic	—	13,195	—	13,195
Investment Companies[1]	57,010,855	2,647,762,596[2]	—	2,704,773,451
Repurchase Agreement	—	76,969,000	—	76,969,000
TOTAL SECURITIES	$57,010,855	$6,612,410,947	$263,358	$6,669,685,160
OTHER FINANCIAL INSTRUMENTS[3]	$(4,979,094)	$6,868,426	$—	$1,889,332
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $2,356,503,717 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAD	—Canadian Dollar
EUR	—Euro
FNMA	—Federal National Mortgage Association
GNMA2	—Government National Mortgage Association
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.63	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.15	0.36	0.33	0.35	0.42	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.05)	0.15	(0.47)	0.45	(0.02)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.51	(0.14)	0.80	0.40	0.73
Less Distributions:
Distributions from net investment income	(0.16)	(0.36)	(0.32)	(0.36)	(0.41)	(0.43)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.41)	(0.48)	(0.45)	(0.42)	(0.43)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.63	$11.28	$11.30
Total Return[1]	0.87%	4.70%	(1.17)%	7.20%	3.61%	6.78%
Ratios to Average Net Assets:
Net expenses	0.92%[2]	0.91%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.79%[2]	3.15%	2.90%	3.18%	3.74%	3.86%
Expense waiver/reimbursement[3]	0.06%[2]	0.10%	0.11%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$428,249	$437,711	$627,061	$980,092	$2,434,751	$1,939,566
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.63	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.12	0.30	0.27	0.29	0.35	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.05)	0.15	(0.47)	0.44	(0.01)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.45	(0.20)	0.73	0.34	0.67
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.26)	(0.29)	(0.35)	(0.37)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.35)	(0.42)	(0.38)	(0.36)	(0.37)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.63	$11.28	$11.30
Total Return[1]	0.59%	4.13%	(1.72)%	6.62%	3.04%	6.20%
Ratios to Average Net Assets:
Net expenses	1.47%[2]	1.46%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.24%[2]	2.60%	2.37%	2.62%	3.20%	3.32%
Expense waiver/reimbursement[3]	0.08%[2]	0.08%	0.10%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,843	$25,222	$29,994	$40,460	$37,286	$44,734
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.63	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.13	0.30	0.27	0.29	0.36	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.06)	0.15	(0.47)	0.45	(0.02)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.45	(0.20)	0.74	0.34	0.67
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.26)	(0.30)	(0.35)	(0.37)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.35)	(0.42)	(0.39)	(0.36)	(0.37)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.63	$11.28	$11.30
Total Return[1]	0.60%	4.16%	(1.70)%	6.64%	3.07%	6.23%
Ratios to Average Net Assets:
Net expenses	1.45%[2]	1.44%	1.44%	1.43%	1.42%	1.42%
Net investment income	2.26%[2]	2.63%	2.37%	2.65%	3.22%	3.35%
Expense waiver/reimbursement[3]	0.04%[2]	0.05%	0.06%	0.06%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,452	$106,743	$128,215	$187,105	$177,758	$183,391
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.64	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.14	0.35	0.32	0.33	0.40	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.05)	0.15	(0.48)	0.45	(0.02)	0.30
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.50	(0.16)	0.78	0.38	0.71
Less Distributions:
Distributions from net investment income	(0.15)	(0.35)	(0.31)	(0.33)	(0.39)	(0.41)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.40)	(0.47)	(0.42)	(0.40)	(0.41)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.64	$11.28	$11.30
Total Return[1]	0.78%	4.59%	(1.39)%	7.07%	3.40%	6.56%
Ratios to Average Net Assets:
Net expenses	1.10%[2]	1.02%	1.05%	1.10%	1.10%	1.10%
Net investment income	2.62%[2]	3.04%	2.78%	2.97%	3.53%	3.67%
Expense waiver/reimbursement[3]	0.04%[2]	0.05%	0.06%	0.06%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,263	$60,748	$72,495	$100,631	$102,996	$169,762
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.64	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.19	0.42	0.39	0.41	0.48	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.06)	0.15	(0.47)	0.46	(0.02)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.57	(0.08)	0.87	0.46	0.79
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.39)	(0.42)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, written options, swap contacts, and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.47)	(0.55)	(0.51)	(0.48)	(0.49)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.64	$11.28	$11.30
Total Return[1]	1.14%	5.27%	(0.72)%	7.88%	4.18%	7.36%
Ratios to Average Net Assets:
Net expenses	0.37%[2]	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.35%[2]	3.69%	3.46%	3.72%	4.28%	4.41%
Expense waiver/reimbursement[3]	0.08%[2]	0.09%	0.11%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,290,995	$4,899,216	$3,866,053	$5,063,837	$3,935,920	$3,057,603
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$11.01	$11.64	$11.28	$11.30	$11.00
Income From Investment Operations:
Net investment income	0.17	0.38	0.35	0.38	0.44	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.06)	0.16	(0.47)	0.45	(0.01)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.54	(0.12)	0.83	0.43	0.76
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.35)	(0.38)	(0.44)	(0.46)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.44)	(0.51)	(0.47)	(0.45)	(0.46)
Net Asset Value, End of Period	$11.04	$11.11	$11.01	$11.64	$11.28	$11.30
Total Return[1]	0.99%	4.96%	(1.01)%	7.55%	3.87%	7.04%
Ratios to Average Net Assets:
Net expenses	0.67%[2]	0.66%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.04%[2]	3.40%	3.16%	3.42%	4.00%	4.11%
Expense waiver/reimbursement[3]	0.28%[2]	0.29%	0.30%	0.30%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$727,878	$754,344	$817,990	$1,194,673	$1,623,169	$2,177,901
Portfolio turnover	15%	36%	31%	42%	63%	63%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2015[1]
Net Asset Value, Beginning of Period	$11.18
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)
Less Distributions:
Distributions from net investment income	(0.04)
Net Asset Value, End of Period	$11.04
Total Return[2]	(0.71)%
Ratios to Average Net Assets:
Net expenses	0.33%[3]
Net investment income	3.38%[3]
Expense waiver/reimbursement[4]	0.00%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	15%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to May 31, 2015.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended May 31, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $76,814,215 of securities loaned and $2,704,773,451 of investment in affiliated holdings (Note 5) (identified cost $6,409,660,216)		$6,669,685,160
Cash		14,127
Cash denominated in foreign currencies (identified cost $668,662)		657,342
Cash collateral on deposit at broker		3,161,081
Income receivable		35,180,037
Income receivable from affiliated holdings		6,980,605
Swaps, at value (premium received $6,190,126)		6,073,172
Receivable for investments sold		38,074,944
Receivable for shares sold		22,499,406
Unrealized appreciation on foreign exchange contracts		8,252,823
Receivable for periodic payments from swap contracts		324,444
TOTAL ASSETS		6,790,903,141
Liabilities:
Payable for investments purchased	$41,268,000
Payable for shares redeemed	23,738,861
Unrealized depreciation on foreign exchange contracts	7,457,569
Due to broker	107,383
Payable for daily variation margin	4,945,556
Payable for collateral due to broker for securities lending	76,969,000
Income distribution payable	3,882,438
Payable for periodic payments to swap contracts	74,944
Payable for Directors'/Trustees' fees (Note 5)	7,291
Payable for distribution services fee (Note 5)	229,277
Payable for other service fees (Notes 2 and 5)	276,426
Accrued expenses (Note 5)	265,631
TOTAL LIABILITIES		159,222,376
Net assets for 600,457,536 shares outstanding		$6,631,680,765
Net Assets Consist of:
Paid-in capital		$6,389,276,376
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		255,711,241
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(13,966,994)
Undistributed net investment income		660,142
TOTAL NET ASSETS		$6,631,680,765
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($428,248,936 ÷ 38,783,815 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share (100/95.50 of $11.04)	$11.56
Redemption proceeds per share	$11.04
Class B Shares:
Net asset value per share ($23,843,241 ÷ 2,159,062 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (94.50/100 of $11.04)	$10.43
Class C Shares:
Net asset value per share ($100,451,623 ÷ 9,096,430 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share (99.00/100 of $11.04)	$10.93
Class R Shares:
Net asset value per share ($60,263,327 ÷ 5,456,352 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Institutional Shares:
Net asset value per share ($5,290,995,066 ÷ 479,059,465 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Service Shares:
Net asset value per share ($727,878,473 ÷ 65,902,403 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
Class R6 Shares:
Net asset value per share ($98.77 ÷ 8.945 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.04
Offering price per share	$11.04
Redemption proceeds per share	$11.04
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Interest (including income on securities loaned of $39,940)		$66,352,359
Dividends (including $48,291,173 received from affiliated holdings (Note 5)		48,291,987
Investment income allocated from an affiliated partnership (Note 5)		3,712,595
TOTAL INCOME		118,356,941
Expenses:
Investment adviser fee (Note 5)	$9,550,466
Administrative fee (Note 5)	2,490,048
Custodian fees	99,886
Transfer agent fee (Note 2)	1,796,808
Directors'/Trustees' fees (Note 5)	15,923
Auditing fees	14,610
Legal fees	4,031
Portfolio accounting fees	148,882
Distribution services fee (Note 5)	2,115,952
Other service fees (Notes 2 and 5)	1,626,425
Share registration costs	53,717
Printing and postage	76,761
Taxes	232,313
Miscellaneous (Note 5)	20,965
EXPENSES BEFORE ALLOCATION	18,246,787
Expenses allocated from affiliated partnership (Note 2)	43,676
TOTAL EXPENSES	18,290,463
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,342,340)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,839,481)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,181,821)
Net expenses			$15,108,642
Net investment income			103,248,299
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $9,462,858 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			10,032,035
Net realized loss on futures contracts			(6,226,252)
Net realized gain on swap contracts			1,338,629
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(3,563,179)
Realized gain distribution from affiliated investment company shares (Note 5)			5,921,469
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(47,025,384)
Net change in unrealized depreciation of futures contracts			4,493,733
Net change in unrealized appreciation of swap contracts			(943,322)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(35,972,271)
Change in net assets resulting from operations			$67,276,028
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$103,248,299	$198,967,198
Net realized gain on investments including allocation from affiliated partnership, futures contracts, written options, swap contracts and foreign currency transactions	7,502,702	4,527,915
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency transactions	(43,474,973)	76,605,542
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,276,028	280,100,655
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,244,973)	(18,661,827)
Class B Shares	(290,376)	(741,424)
Class C Shares	(1,235,067)	(3,136,331)
Class R Shares	(826,875)	(2,084,039)
Institutional Shares	(85,744,971)	(153,123,483)
Service Shares	(11,844,986)	(27,608,528)
Class R6 Shares	(0)[1,2]	—
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions
Class A Shares	(231,577)	(2,622,986)
Class B Shares	(13,455)	(123,742)
Class C Shares	(56,896)	(529,935)
Class R Shares	(32,744)	(302,626)
Institutional Shares	(2,518,048)	(15,994,135)
Service Shares	(406,161)	(3,433,610)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(109,446,129)	(228,362,666)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Share Transactions:
Proceeds from sale of shares	$1,525,856,341	$2,543,853,510
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	—	110,307,366
Net asset value of shares issued to shareholders in payment of distributions declared	85,318,671	176,997,964
Cost of shares redeemed	(1,221,307,620)	(2,140,720,389)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	389,867,392	690,438,451
Change in net assets	347,697,291	742,176,440
Net Assets:
Beginning of period	6,283,983,474	5,541,807,034
End of period (including undistributed net investment income of $660,142 and $3,599,091, respectively)	$6,631,680,765	$6,283,983,474
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to May 31, 2015.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
The Fund commenced offering Class R6 Shares on April 17, 2015.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Fixed Income Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Fixed Income Securities Fund, Class A Shares exchanged, a shareholder received 1.902 shares of the Fund's Class A Shares.
For every one share of Fixed Income Securities Fund, Trust Shares exchanged, a shareholder received 1.902 shares of the Fund's Institutional Shares.
The Fund received net assets from the Fixed Income Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fixed Income Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,910,815	$110,307,366	$5,062,820	$5,383,317,390	$5,493,624,756
1	Unrealized Appreciation is included in the Fixed Income Securities Fund Net Assets Received amount shown above.

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Assuming the acquisition had been completed on December 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2014, are as follows:
Net investment income*	$201,862,966
Net realized and unrealized gain on investments	$84,067,408
Net increase in net assets resulting from operations	$285,930,374
*	Net investment income includes $679,163 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of earnings of the Fixed Income Securities Fund that have been included in the Fund's Statement of Changes as of November 30, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended May 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$187,802	$(42,537)
Class B Shares	18,339	(4,130)
Class C Shares	48,169	—
Class R Shares	72,654	—
Institutional Shares	1,249,363	(884,624)
Service Shares	220,481	(155,085)
TOTAL	$1,796,808	$(1,086,376)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$533,386
Class B Shares	30,937
Class C Shares	130,287
Service Shares	931,815
TOTAL	$1,626,425
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase return and to manage duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2015 is $198,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $165,428,571. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage country, currency, duration, individual security, market, sector and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes
Semi-Annual Shareholder Report

a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,095,293,635 and $1,209,880,487, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to increase return and to manage country, currency, individual security, market and sector/asset class risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,169,491 and $3,371,664, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$76,814,215	$76,969,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,371,312
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$546,613	$263,358
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Option Contracts
The Fund buys or sells put and call options to increase income and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin	$4,980,683*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$8,252,823	Unrealized depreciation on foreign exchange contracts	$7,457,569
Credit contracts	Swaps, at value	$6,073,172		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$14,325,995		$12,438,252
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Purchased Option Contracts	Total
Interest rate contracts	$—	$(6,226,252)	$—	$—	$(6,226,252)
Foreign exchange contracts	—	—	(592,345)	(297,260)	(889,605)
Credit contracts	1,338,629	—	—	—	1,338,629
TOTAL	$1,338,629	$(6,226,252)	$(592,345)	$(297,260)	$(5,777,228)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$4,493,733	$—	$4,493,733
Foreign exchange contracts	—	—	2,020,575	2,020,575
Credit contracts	(943,322)	—	—	(943,322)
TOTAL	$(943,322)	$4,493,733	$2,020,575	$5,570,986
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,737,200	$52,635,772	8,933,844	$98,832,831
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	—	—	631,191	7,025,159
Shares issued to shareholders in payment of distributions declared	546,566	6,068,022	1,849,832	20,402,716
Shares redeemed	(5,897,199)	(65,381,879)	(28,965,802)	(320,696,862)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(613,433)	$(6,678,085)	(17,550,935)	$(194,436,156)
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	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	147,818	$1,641,107	158,756	$1,756,054
Shares issued to shareholders in payment of distributions declared	24,520	272,181	69,692	768,399
Shares redeemed	(283,153)	(3,142,162)	(682,285)	(7,534,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(110,815)	$(1,228,874)	(453,837)	$(5,009,955)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	788,402	$8,751,821	1,303,266	$14,419,437
Shares issued to shareholders in payment of distributions declared	103,294	1,146,564	291,457	3,213,242
Shares redeemed	(1,401,910)	(15,546,382)	(3,631,317)	(40,088,416)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(510,214)	$(5,647,997)	(2,036,594)	$(22,455,737)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	758,301	$8,415,445	1,515,221	$16,739,136
Shares issued to shareholders in payment of distributions declared	70,399	781,556	197,086	2,174,427
Shares redeemed	(838,905)	(9,315,982)	(2,828,569)	(31,226,367)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(10,205)	$(118,981)	(1,116,262)	$(12,312,804)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,450,971	$1,325,684,804	201,909,006	$2,231,941,397
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Fixed Income Securities Fund	—	—	9,279,623	103,282,207
Shares issued to shareholders in payment of distributions declared	5,994,923	66,564,733	11,240,850	124,137,443
Shares redeemed	(87,238,615)	(966,858,429)	(132,618,724)	(1,464,216,034)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	38,207,279	$425,391,108	89,810,755	$995,145,013
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	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,587,674	$128,727,292	16,295,114	$180,164,655
Shares issued to shareholders in payment of distributions declared	944,383	10,485,615	2,383,122	26,301,737
Shares redeemed	(14,508,987)	(161,062,786)	(25,074,642)	(276,958,302)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,976,930)	$(21,849,879)	(6,396,406)	$(70,491,910)

	Period Ended 5/31/2015[1]		Year Ended 11/30/2014
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	9	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	9	$100	—	—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	34,985,691	$389,867,392	62,256,721	$690,438,451
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to May 31, 2015.
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $6,409,721,258. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $259,963,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $291,196,080 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,232,178.
As of November 30, 2014, for federal income tax purposes, the Fund has $10,454,756 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $1,304,614 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$538,946	$—
Class B Shares	92,812	—
Class C Shares	390,862	—
Class R Shares	151,950	—
Service Shares	941,382	(753,105)
TOTAL	$2,115,952	$(753,105)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $819,113 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $26,568 in sales charges from the sale of Class A Shares. FSC also retained $185 of CDSC relating to redemptions of Class A Shares, $24,515 relating to redemptions of Class B Shares and $3,271 relating to redemptions of Class C Shares.
Other Service Fees
For six months ended May 31, 2015, FSSC received $21,790 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2015 (April 17, 2015 with respect to Class R6 Shares), total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.47%, 1.47%, 1.12%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016 (May 1, 2016 with respect to Class R6 Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $37,726. Transactions involving the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institu- tional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Trans- actions
Balance of Shares Held 11/30/2014	4,887,762	3,637,030	148,948,553	75,220,493	31,141,892	88,289,821	352,125,551
Purchases/ Additions	1,891,683	1,819,728	28,753,915	788,909,631	568,968	5,784,164	827,728,089
Sales/ Reductions	(2,719,933)	—	(22,969,107)	(807,119,269)	—	—	(832,808,309)
Balance of Shares Held 5/31/2015	4,059,512	5,456,758	154,733,361	57,010,855	31,710,860	94,073,985	347,045,331
Value	$145,115,765	$55,440,661	$1,544,238,945	$57,010,855	$297,130,760	$605,836,465	$2,704,773,451
Dividend Income/ Allocated Investment Income	$3,712,595	$974,510	$22,809,601	$26,257	$5,346,412	$19,134,393	$52,003,768
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(3,563,179)	$—	$—	$—	$—	$5,921,469	$2,358,290
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are
Semi-Annual Shareholder Report

declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio because the Fund invested in 76.7% of MBCORE's net assets at May 31, 2015. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$608,166,691
Sales	$573,761,798
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,008.70	$4.61
Class B Shares	$1,000	$1,005.90	$7.35
Class C Shares	$1,000	$1,006.00	$7.25
Class R Shares	$1,000	$1,007.80	$5.51
Institutional Shares	$1,000	$1,011.40	$1.86
Service Shares	$1,000	$1,009.90	$3.36
Class R6 Shares	$1,000	$992.90	$1.64[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.34	$4.63
Class B Shares	$1,000	$1,017.60	$7.39
Class C Shares	$1,000	$1,017.70	$7.29
Class R Shares	$1,000	$1,019.45	$5.54
Institutional Shares	$1,000	$1,023.09	$1.87
Service Shares	$1,000	$1,021.59	$3.38
Class R6 Shares	$1,000	$1,023.29	$1.66[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.45%
Class R Shares	1.10%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.33%
2	“Actual” expense information for the Fund's Class R6 Shares is for the period from April 17, 2015 (date of initial investment) to May 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.33%, multiplied by 45/365 (to reflect the period from initial investment to May 31, 2015). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At December 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	79.6%
Non-Agency Mortgage-Backed Securities	12.0%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.3%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalent[4]	2.8%
Repurchase Agreements—Collateral[5]	13.1%
Other Assets and Liabilities—Net[6]	(13.1)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.01%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2014
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—1.0%
		Federal National Mortgage Association ARM—1.0%
$18,658,600		3.038%, 1/1/2044 (IDENTIFIED COST $19,192,119)	$19,320,430
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.4%
6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.811%, 5/15/2018	6,643,134
		Home Equity Loan—0.9%
5,250,000	[1,2]	American Homes 4 Rent 2014-SFR3, Class E, 6.418%, 12/17/2036	5,349,985
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.254%, 6/17/2031	11,175,313
		TOTAL	16,525,298
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,333,916)	23,168,432
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.3%
		Agency Commercial Mortgage-Backed Securities—2.5%
12,160,260		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	12,164,194
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.368%, 5/25/2045	12,607,713
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,215,952
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	14,241,359
		TOTAL	46,229,218
		Non-Agency Commercial Mortgage-Backed Securities—1.8%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.952%, 4/10/2046	22,117,840
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.211%, 7/15/2046	12,591,184
		TOTAL	34,709,024
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $80,776,499)	80,938,242
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.1%
		Government National Mortgage Association—3.1%
36,849,472		REMIC 2013-H16 FA, 0.696%, 7/20/2063	36,812,660
20,797,992		REMIC 2013-H20 FA, 0.756%, 8/20/2063	20,832,433
		TOTAL	57,645,093
		Non-Agency Mortgage-Backed Securities—12.0%
1,135,092		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,118,416
Semi-Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$2,286,238		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$2,248,808
3,843,171		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,542,098
1,084,159		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	897,025
8,934,407	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	8,828,831
25,348,803	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	25,035,245
22,652,434	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	20,949,705
9,574,790	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	9,686,124
2,938,500		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,751,835
1,738,110		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.690%, 8/25/2035	1,589,306
1,232,320		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,263,584
4,932,229		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	4,987,775
7,717,684		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	7,710,196
18,915,570		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	17,216,804
19,955,022		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,175,797
30,093,469		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,690,285
19,709,717		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,522,912
8,926,269	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	9,199,256
24,104,411	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	24,319,338
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,845,198
5,865,619		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	5,112,221
		TOTAL	223,690,759
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $291,350,765)	281,335,852
		MORTGAGE-BACKED SECURITIES—75.5%
		Federal Home Loan Mortgage Corporation—19.0%
8,827,655		2.500%, 8/1/2028	8,998,690
93,724,450	[3]	3.500%, 6/1/2026 - 1/1/2045	97,725,461
78,002,190		4.000%, 2/1/2020 - 1/1/2045	83,297,930
79,717,690		4.500%, 6/1/2019 - 9/1/2041	86,435,277
47,513,183		5.000%, 7/1/2019 - 5/1/2041	52,310,330
17,591,346		5.500%, 3/1/2021 - 5/1/2040	19,599,310
1,712,369		6.000%, 7/1/2029 - 9/1/2037	1,932,162
2,808,687		6.500%, 9/1/2016 - 4/1/2038	3,174,434
706,311		7.000%, 10/1/2020 - 9/1/2037	817,602
234,628		7.500%, 8/1/2029 - 5/1/2031	278,242
Semi-Annual Shareholder Report

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$310,561		8.000%, 3/1/2030 - 3/1/2031	$375,035
6,953		8.500%, 9/1/2025	8,270
213		9.500%, 4/1/2021	233
		TOTAL	354,952,976
		Federal National Mortgage Association—48.7%
7,088,623		2.500%, 8/1/2028	7,237,042
138,311,799	[3]	3.000%, 10/1/2027 - 1/1/2045	140,712,385
232,359,576	[3]	3.500%, 11/1/2025 - 1/1/2045	243,334,276
276,370,248	[3]	4.000%, 12/1/2025 - 1/1/2045	296,104,614
125,128,198		4.500%, 12/1/2019 - 6/1/2044	136,219,024
35,175,325		5.000%, 5/1/2023 - 10/1/2041	38,847,785
20,899,084		5.500%, 4/1/2016 - 4/1/2041	23,456,131
12,392,243		6.000%, 5/1/2016 - 2/1/2039	14,084,333
3,553,045		6.500%, 11/1/2016 - 10/1/2038	4,063,595
2,652,519		7.000%, 3/1/2015 - 6/1/2037	3,071,940
324,543		7.500%, 4/1/2015 - 6/1/2033	378,728
55,370		8.000%, 7/1/2023 - 3/1/2031	66,042
2,362		9.000%, 11/1/2021 - 6/1/2025	2,705
		TOTAL	907,578,600
		Government National Mortgage Association—7.8%
23,495,043		3.500%, 12/15/2040 - 8/15/2043	24,708,482
29,811,370		4.000%, 9/15/2040 - 10/15/2041	32,133,633
43,728,656		4.500%, 1/15/2039 - 11/15/2043	47,944,326
28,372,387		5.000%, 1/15/2039 - 7/15/2040	31,571,089
4,383,586		5.500%, 12/15/2038 - 2/15/2039	4,901,610
1,402,306		6.000%, 10/15/2028 - 6/15/2037	1,599,646
298,188		6.500%, 10/15/2028 - 2/15/2032	346,397
627,372		7.000%, 11/15/2027 - 12/15/2031	734,268
185,319		7.500%, 7/15/2029 - 1/15/2031	220,890
292,743		8.000%, 1/15/2022 - 11/15/2030	351,898
15,288		8.500%, 3/15/2022 - 9/15/2029	17,462
1,292		9.500%, 10/15/2020	1,501
2,135		12.000%, 4/15/2015 - 6/15/2015	2,153
		TOTAL	144,533,355
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,362,303,452)	1,407,064,931
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—15.9%
$51,192,000	[4]	Interest in $750,000,000 joint repurchase agreement 0.08%, dated 12/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,003,333 on 1/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $771,487,729.	$51,192,000
245,011,000	[4,5]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 12/11/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,028,333 on 1/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $306,861,961.	245,011,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	296,203,000
		TOTAL INVESTMENTS—113.1% (IDENTIFIED COST $2,073,159,751)[6]	2,108,030,887
		OTHER ASSETS AND LIABILITIES - NET—(13.1)%[7]	(243,887,455)
		TOTAL NET ASSETS—100%	$1,864,143,432
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Notes 2-Year Short Futures	480	$104,925,000	March 2015	$54,130
8U.S. Treasury Notes 5-Year Short Futures	120	$14,271,563	March 2015	$(15,270)
8U.S. Treasury Notes 10-Year Short Futures	320	$40,575,000	March 2015	$(275,720)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(236,860)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $201,806,177, which represented 10.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $189,960,979, which represented 10.2% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,067,274,054.
Semi-Annual Shareholder Report

7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2014.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$19,320,430	$—	$19,320,430
Asset-Backed Securities	—	23,168,432	—	23,168,432
Commercial Mortgage-Backed Securities	—	80,938,242	—	80,938,242
Collateralized Mortgage Obligations	—	281,335,852	—	281,335,852
Mortgage-Backed Securities	—	1,407,064,931	—	1,407,064,931
Repurchase Agreements	—	296,203,000	—	296,203,000
TOTAL SECURITIES	$—	$2,108,030,887	$—	$2,108,030,887
OTHER FINANCIAL INSTRUMENTS*	$(236,860)	$—	$—	$(236,860)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.71	$10.20	$10.20	$10.06	$10.05
Income From Investment Operations:
Net investment income	0.27[1]	0.24[1]	0.26[1]	0.33[1]	0.44[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.29	(0.45)	0.06	0.21	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.21)	0.32	0.54	0.50
Less Distributions:
Distributions from net investment income	(0.30)	(0.28)	(0.32)	(0.40)	(0.49)
Net Asset Value, End of Period	$9.97	$9.71	$10.20	$10.20	$10.06
Total Return[2]	5.89%	(2.04)%	3.14%	5.45%	5.04%
Ratios to Average Net Assets:
Net expenses	0.02%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	2.74%	2.41%	2.59%	3.25%	4.37%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.08%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,864,143	$1,399,693	$2,480,305	$3,165,802	$1,959,812
Portfolio turnover	179%	200%	257%	226%	176%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	40%	67%	71%	52%	60%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities– Federated Mortgage Core Portfolio
December 31, 2014
Assets:
Investment in repurchase agreements	$296,203,000
Investment in securities	1,811,827,887
Total investment in securities, at value (Note 5) (identified cost $2,073,159,751)		$2,108,030,887
Cash		628
Restricted cash (Note 2)		712,800
Income receivable		4,823,298
TOTAL ASSETS		2,113,567,613
Liabilities:
Payable for investments purchased	$245,012,486
Payable for shares redeemed	120,000
Payable for daily variation margin	111,250
Income distribution payable	4,075,396
Payable for Directors'/Trustees' fees (Note 5)	3,063
Accrued expenses (Note 5)	101,986
TOTAL LIABILITIES		249,424,181
Net assets for 186,932,709 shares outstanding		$1,864,143,432
Net Assets Consist of:
Paid-in capital		$1,861,853,064
Net unrealized appreciation of investments and futures contracts		34,634,276
Accumulated net realized loss on investments and futures contracts		(32,681,902)
Undistributed net investment income		337,994
TOTAL NET ASSETS		$1,864,143,432
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,864,143,432 ÷ 186,932,709 shares outstanding, no par value, unlimited shares authorized		$9.97
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2014
Investment Income:
Interest			$43,946,008
Expenses:
Custodian fees		$73,544
Transfer agent fee		117,885
Directors'/Trustees' fees (Note 5)		11,590
Auditing fees		28,500
Legal fees		12,871
Portfolio accounting fees		206,115
Printing and postage		14,240
Miscellaneous (Note 5)		8,349
TOTAL EXPENSES		473,094
Reimbursement of other operating expenses (Note 5)	$(188,793)
Net expenses			284,301
Net investment income			43,661,707
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			8,783,758
Net realized loss on futures contracts			(4,304,026)
Net change in unrealized depreciation of investments			40,470,723
Net change in unrealized depreciation of futures contracts			(173,466)
Net realized and unrealized gain on investments and futures contracts			44,776,989
Change in net assets resulting from operations			$88,438,696
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,661,707	$46,012,619
Net realized gain (loss) on investments and futures contracts	4,479,732	(23,546,484)
Net change in unrealized appreciation/depreciation of investments and futures contracts	40,297,257	(63,099,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,438,696	(40,633,054)
Distributions to Shareholders:
Distributions from net investment income	(48,935,477)	(54,161,219)
Share Transactions:
Proceeds from sale of shares	647,181,016	193,806,500
Net asset value of shares issued to shareholders in payment of distributions declared	5,058,354	5,880,177
Cost of shares redeemed	(227,291,841)	(1,185,504,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	424,947,529	(985,817,550)
Change in net assets	464,450,748	(1,080,611,823)
Net Assets:
Beginning of period	1,399,692,684	2,480,304,507
End of period (including undistributed net investment income of $337,994 and $183,125, respectively)	$1,864,143,432	$1,399,692,684
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2014
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in
Semi-Annual Shareholder Report

the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $493,510 and $101,116,892, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,845,198
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$236,860*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,304,026)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(173,466)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2014	2013
Shares sold	65,400,945	19,692,684
Shares issued to shareholders in payment of distributions declared	511,653	592,291
Shares redeemed	(23,066,141)	(119,322,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	42,846,457	(99,037,230)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$5,428,639	$(5,428,639)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2014 and 2013 was as follows:
	2014	2013
Ordinary income	$48,935,477	$54,161,219
As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$337,994
Net unrealized appreciation	$40,756,833
Capital loss carryforwards	$(38,804,459)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions.
At December 31, 2014, the cost of investments for federal tax purposes was $2,067,274,054. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $40,756,833. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,523,443 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,766,610.
Semi-Annual Shareholder Report

At December 31, 2014, the Fund had a capital loss carryforward of $38,804,459 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$24,253,044	$3,273,807	$27,562,851
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $1,935,153 to offset capital gains realized during the year ended December 31, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2014, the Adviser voluntarily reimbursed $188,793 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and dollar-roll transactions, for the year ended December 31, 2014, were as follows:
Purchases	$61,418,035
Sales	$—
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2014, there were no outstanding loans. During the year ended December 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,020.20	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.05	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015